SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Financial statements in U.S. dollars
b.	Financial statements in U.S. dollars:

The majority of the revenues of the Company and its subsidiaries are generated in U.S. dollars ("dollar") or linked to the dollar. In addition, a major portion of the Company's and certain of its subsidiaries' costs are incurred or determined in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars in accordance with Accounting Standards Codification No. 830, "Foreign Currency Matters" ("ASC No. 830"). All transactions gains and losses from the remeasurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses as appropriate.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions have been eliminated upon consolidation.

Cash and cash equivalents
d.	Cash and cash equivalents:

The Company considers all unrestricted highly liquid investments which are readily convertible into cash, with maturity of three months or less at the date of acquisition, to be cash equivalents.

Restricted cash and deposits
e.	Restricted cash and deposits:
The restricted cash and deposits are held in favor of financial institutions in respect of fulfillments of forward contract and operating obligations.
Short-term bank deposits
f.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months but less than one year. The deposits are in dollars, New Israeli Shekels ("NIS") and Euros, and bear interest at annual weighted average rate of 0.51% and 1.1% at December 31, 2013 and 2012 respectively.

Marketable securities
g.	Marketable securities:

The Company accounts for investments in Marketable securities in accordance with ASC 320, "Investments - Debt and Equity Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.

Marketable securities classified as "available-for-sale" are carried at fair value, based on quoted market prices. Unrealized gains and losses are reported in a separate component of shareholders' equity in accumulated other comprehensive income (loss). Gains and losses are recognized when realized, on a specific identification basis, in the Company's consolidated statements of comprehensive income.

The Company's securities are reviewed for impairment in accordance with ASC 320-10-65. If such assets are considered to be impaired, the impairment charge is recognized in earnings when a decline in the fair value of its investments below the cost basis is judged to be Other-Than-Temporary Impairment (OTTI). Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. Based on the above factors, the Company concluded that unrealized losses on its available-for-sale securities, for the years ended 2013, 2012 and 2011, were not OTTI.

Inventories
h.	Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-offs are provided to cover risks arising from slow-moving items, technological obsolescence, excess inventory and discontinued products. Inventory write-off as of December 31, 2013, 2012 and 2011 totaled $ 1,835, $ 1,385 and $ 1,714, respectively.

Cost is determined as follows:

Raw materials and Finished goods - weighted average cost method

Property and equipment
i.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Lab equipment	25 - 33
Computers and peripheral equipment	15 - 33
Office furniture	6 - 15
Leasehold improvements	By the shorter of term of the lease or the useful life of the asset

Goodwill impairment
j.	Goodwill impairment:

Goodwill represents the excess of the purchase price over the fair value of net assets of purchased businesses. Under Accounting Standards Codification No. 350, "Intangibles-Goodwill and Other" ("ASC No. 350"), goodwill is not amortized, but rather subject to an annual impairment test, or more often if there are indicators of impairment present. In accordance with ASC No. 350 the Company performs an annual impairment test at December 31 each year. The first step, identifying a potential impairment, compares the fair value of the reporting unit with its carrying amount. If the carrying amount exceeds its fair value, the second step would need to be performed; otherwise, no further step is required. The second step, measuring the impairment loss, compares the implied fair value of the goodwill with the carrying amount of the goodwill. Any excess of the goodwill carrying amount over the applied fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value.

The Company operates in a single reportable unit. The Company has performed an annual impairment analysis as of December 31, 2013 and determined that the carrying value of the reporting unit was less than the fair value of the reporting unit. Fair value is determined using market capitalization. During years 2013, 2012 and 2011 no impairment losses were recorded.

Impairment of long lived assets and intangible assets subject to amortization
k.	Impairment of long lived assets and intangible assets subject to amortization:

Property and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with ASC No. 360, "Accounting for the Impairment or Disposal of Long-Lived Assets," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Intangible assets acquired in a business combination are recorded at fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives. Some of the acquired intangible assets are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer relationships as compared to the straight-line method. All other intangible assets are amortized over their estimated useful lives on a straight-line basis.

During 2011, 2012 and 2013, no impairment losses were recorded.

Revenue recognition
l.	Revenue recognition:

The Company generates revenues mainly from selling its products along with related maintenance and support services. At times, these arrangements may also include professional services, such as installation services or training. The Company generally sells its products through resellers, distributors, OEMs and system integrators, all of whom are considered end-users.

Revenues from product sales are recognized when persuasive evidence of an agreement exists, title and risk of loss have transferred, no significant performance obligations remain, product payment is not contingent upon performance of installation or service obligations, the fee is fixed or determinable and collectability is probable. In instances where final acceptance of the product or service is specified by the customer, revenue recognition is deferred until all acceptance criteria have been met.

Maintenance and support related revenues included in multiple element arrangements are deferred and recognized on a straight-line basis over the term of the applicable maintenance and support agreement. Other services are recognized upon the completion of installation or when the service is provided. In instances where the services provided in a multiple element arrangement are considered essential to the functionality of the product and payment of the product is contingent upon performance of the services, the sales of the products and services would be considered one unit of accounting.

In October 2009, the FASB issued ASU 2009-14, "Certain Arrangements That Include Software Elements, (amendments to ASC Topic 985, Software)" (ASU 2009-14). Tangible products containing software components and non-software components that function together to deliver the tangible product's essential functionality is no longer within the scope of the software revenue guidance in Subtopic 985-605 of the Codification. Accordingly, the Company was considered outside the scope of Subtopic 985-605. For 2011 and future periods, pursuant to the guidance of ASU 2009-13, "Multiple-Deliverable Revenue Arrangements, (amendments to ASC Topic 605, Revenue Recognition)" (ASU 2009-13) and ASU 2009-14, when a sales arrangement contains multiple elements, such as products and services, the Company allocates revenues to each element based on a selling price hierarchy. The selling price for a deliverable is based on VSOE if available, third party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available. In multiple element arrangements, revenues are allocated to each separate unit of accounting for each of the deliverables using the relative selling prices of each of the deliverables in the arrangement based on the aforementioned selling price hierarchy.

Revenues arrangements with multiple deliverables are allocated using the relative selling price method. The Company determines the best estimated selling price ("BESP") in multiple elements arrangements as follows:

For the products the Company determine the "BESP" - it is based on management ESP by reviewing historical transactions and considering multiple other factors, including but not limited to, pricing practices including discounting, and competition.

As of January 1, 2011, the Company changed its pricing policy in respect of the sale of maintenance and support in new, multiple element arrangements. For the maintenance and support under the new pricing policy, the Company determined the ESP for the year ended December 31, 2011 in multiple-element arrangements based on reviewing historical transactions, and considering several other external and internal factors including, but not limited to, pricing practices including discounting and competition.

For the year ended December 31, 2013 and 2012, for maintenance and support, the Company determined the selling price based on VSOE of the price charged based on standalone sales (renewals) of such elements using a consistent percentage of the Company's product price lists in the same territories.

Deferred revenues are classified as short and long term based on their contractual term and recognized as revenues at the time the respective elements are provided

The Company records a provision for estimated product returns and stock rotation based on its experience with historical product returns, stock rotations and other known factors. Such provisions amounted to $ 892 and $ 785 as of December 31, 2013 and 2012, respectively.

Advertising expenses
m.	Advertising expenses:

Advertising expenses are charged to the statement of operations, as incurred. Advertising expenses for the years ended December 31, 2013, 2012 and 2011 amounted to $ 973, $ 1,002 and $ 885, respectively.

Research and development costs
n.	Research and development costs:

Accounting Standards Codification No. 985-20, requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon the completion of a working model. The Company does not incur material costs between the completion of a working model and the point at which the products are ready for general release. Therefore, research and development costs are charged to the consolidated statement of operations as incurred.

Severance pay
o.	Severance pay:

The liability in Israel for substantially all of the Company`s  employees in respect of severance pay liability is calculated in accordance with Section 14 of the Severance Pay Law -1963 (herein- "Section 14"). Section 14 states that Company's contributions for severance pay shall be in line of severance compensation and upon release of the policy to the employee, no additional obligations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee.

Furthermore, the related obligation and amounts deposited on behalf of such obligation under Section 14, are not stated on the balance sheet, because pursuant to current ruling, they are legally released from obligation to employees once the deposits have been paid.

There are a limited number of employees in Israel, for whom the Company is liable for severance pay. The Company's liability for severance pay for its Israeli employees was calculated pursuant to Section 14, based on the most recent monthly salary of its Israeli employees multiplied by the number of years of employment as of the balance sheet date for such employees.

The Company's liability was partly provided by monthly deposits with severance pay funds and insurance policies and the remainder by an accrual.

Severance expense for the years ended December 31, 2013, 2012 and 2011, amounted to $ 2,139, $ 1,486 and $ 1,280, respectively.

Accounting for stock-based compensation
p.	Accounting for stock-based compensation:

The Company accounts for stock based compensation in accordance with Accounting Standards Codification No. 718, "Compensation - Stock Compensation" ("ASC No. 718") that requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of operations.

ASC No. 718 requires forfeitures to be estimated at the time of the grant and revised in subsequent periods if actual forfeitures differ from those estimates.

The following table sets forth the total stock-based compensation expense resulting from stock options granted to employees included in the consolidated statements of operations, for the years ended December 31, 2013, 2012 and 2011:

	Year ended December 31,
	2013	2012	2011

Cost of revenues	$368	$222	$103
Research and development	1,666	1,186	442
Sales and marketing	3,106	2,060	1,001
General and administrative	2,591	1,349	710

Total stock-based compensation expense	$7,731	$4,817	$2,256

The Company selected the binomial option pricing model as the most appropriate fair value method for its stock-based compensation awards with the following assumptions for the years ended December 31, 2013, 2012 and 2011:

	Year ended December 31,
	2013	2012	2011

Suboptimal exercise multiple	3	2.5-3.5	2.5-3.5
Risk free interest rate	0.1%-2.77%	0.15%-1.39%	0.11%-5.46%
Volatility	53%-63%	51%-66%	50%-53%
Dividend yield	0%	0%	0%

The expected annual post-vesting and pre-vesting forfeiture rates affects the number of exercisable options. Based on the Company's historical experience, the annual post-vesting and pre-vesting forfeiture rates are 0%-5.7%.

The computations of expected volatility and suboptimal exercise multiple are based on the average of the Company's realized historical stock price volatility based on market capitalization and type of technology platform. The computation of the suboptimal exercise multiple and the forfeiture rates are based on the grantees expected exercise prior and post vesting termination behavior. The interest rate for period within the contractual life of the award is based on the U.S. Treasury Bills yield curve in effect at the time of grant. The Company currently has no plans to distribute dividends and intends to retain future earnings to finance the development of its business.

The expected life of the stock options represents the weighted-average period the stock options are expected to remain outstanding and is a derived output of the binomial model. The expected life of the stock options is impacted by all of the underlying assumptions used in the Company's model.

Concentration of credit risks
q.	Concentration of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, marketable securities, short-term bank deposits, trade receivables and derivative instruments.

The majority of cash and cash equivalents, marketable securities, restricted cash and short-term deposits of the Company are invested in dollar deposits in major U.S. and Israeli banks. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, the cash and cash equivalents and short-term bank deposits may be redeemed upon demand, and therefore, bear minimal risk.

The Company's trade receivables are primarily derived from sales to customers located mainly in the United States, as well as in EMEA, APAC and Latin America. Concentration of credit risk with respect to trade receivables is limited by credit limits, ongoing credit evaluation and account monitoring procedures. The Company performs ongoing credit evaluations of its customers and establishes an allowance for doubtful accounts on a specific basis. Allowance for doubtful accounts amounted to $ 441 and $ 280 as of December 31, 2013 and 2012, respectively.

The Company has no significant off balance sheet concentrations of credit risk, except for hedging arrangements to cover the currency exposure on identified cash flow items (see also Note 2w).

Grants from the OCS
r.	Grants from the OCS:

Participation grants from the Office of the Chief Scientist of the Ministry of Industry, Trade and Labor in Israel ("OCS") for research and development activity are recognized at the time the Company is entitled to such grants on the basis of the costs incurred and included as a deduction of research and development costs. Research and development grants recognized amounted to $ 1,051, $ 2,855 and $ 3,674 in 2013, 2012 and 2011, respectively.

Income taxes
s.	Income taxes:

The Company accounts for income taxes in accordance with Accounting Standards Codification No. 740, "Income Taxes" ("ASC No. 740"). ASC No. 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax assets will not be realized.

ASC No. 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

Basic and diluted net income/loss per share
t.	Basic and diluted net income/loss per share:

Basic net income per share is computed based on the weighted average number of Ordinary Shares outstanding during each year. Diluted net income per share is computed based on the weighted average number of Ordinary Shares outstanding during each year, plus dilutive potential Ordinary Shares considered outstanding during the year, in accordance with FASB ASC 260 "Earnings Per Share".

For the years ended December 31, 2013 and 2012, all outstanding options and warrants have been excluded from the calculation of the diluted loss per share since their effect was anti-dilutive. For the year ended December 31, 2011, 577,750 outstanding options and warrants have been excluded from the calculation of the diluted net income per share since their effect was anti-dilutive. See Note 16.

Comprehensive income (loss)
u.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with Accounting Standards Codification No. 220, "Comprehensive Income" ("ASC No. 220"). This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to shareholders. The Company determined that its items of comprehensive income (loss) relate to unrealized gains and losses on hedging derivative instruments and unrealized gains and losses on available-for-sale marketable securities.

In May 2011, the FASB issued guidance that changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The Company adopted this new guidance on January 1, 2012 and elected to present the comprehensive income in Consolidated Statement of Comprehensive Income.

In February 2013, the FASB issued Accounting Standards Update ("ASU") 2013-02, which requires entities to present information about significant items reclassified out of accumulated other comprehensive income (loss) by component either on the face of the statement where net income is presented or as a separate disclosure in the notes to the financial statements.

The following table shows the components and the effects on net income of amounts reclassified from Accumulated other comprehensive income as of December 31, 2013:

	Year ended December 31, 2013
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Total

Balance as of December 31, 2012	$61	$1,699	$1,760
Changes in other comprehensive income (loss) before reclassifications	(5)	1,636	1,631
Amounts reclassified from accumulated other comprehensive income to :
Cost of revenues	-	(184)	(184)
Operating expenses	-	(2,826)	(2,826)
Financial income, net	(15)	-	(15)
Net current-period other comprehensive loss	(20)	(1,374)	(1,394)

Balance as of December 31, 2013	$41	$325	$366

Fair value of financial instruments
v.            Fair value of financial instruments:

The Company measures its cash and cash equivalents, marketable securities, derivative instruments, restricted cash and deposits, short-term bank deposits, trade receivables, other receivables, trade payables and other payables at fair value.

Fair value is an exit price, representing the amount that would be received if the Company were to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. The Company uses a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

The following table shows the components of Accumulated other comprehensive income, net of taxes, as of December 31, 2013:

Level 2 -
Include other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions, or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data; and

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The Company categorized each of its fair value measurements in one of those three levels of hierarchy. The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Derivatives and hedging
w.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on Accounting Standards Codification No. 815, "Derivatives and Hedging" ("ASC No. 815").

The Company accounts for its derivative instruments as either assets or liabilities and carries them at fair value. Derivative instruments that are not designated and qualified as hedging instruments must be adjusted to fair value through earnings.

For derivative instruments that hedge the exposure to variability in expected future cash flows that are designated as cash flow hedges, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income (loss) in shareholders' equity and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The ineffective portion of the gain or loss on the derivative instrument is recognized in current earnings. To apply hedge accounting treatment, cash flow hedges must be highly effective in offsetting changes to expected future cash flows on hedged transactions. (See Note 5).

Business combinations
x.	Business combinations:

The Company accounts for business combinations in accordance with ASC No. 805. ASC No. 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over the purchase price is recorder as goodwill, any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and acquired income tax positions are to be recognized in earnings.

Warranty costs
y.	Warranty costs:

The Company generally provides a three months software warranty and a one year hardware warranty for all of its products. A provision is recorded for estimated warranty costs at the time revenues are recognized based on the Company's experience. Warranty expenses for the years ended December 31, 2011, 2012 and 2013 were immaterial.